Statement of Additional Information Supplement

October 1, 2012

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 1, 2012 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Statement of Additional Information dated April 30, 2012

The information in the table under the section of the Fund's Statement of Additional Information ("SAI") entitled "Investment Policies and Strategies" which summarizes permissible strategies and investments is hereby deleted and replaced with the following:

GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS

	Active International Allocation	Asian Equity	Emerging Markets	Global Advantage	Global Discovery	Global Franchise	Global Insight	Global Opportunity	Global Real Estate	International Advantage	International Equity	International Opportunity	International Real Estate	International Small Cap	Select Global Infrastructure
Equity Securities:

Common Stocks	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Depositary Receipts	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Preferred Stocks	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Rights	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Warrants	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

IPOs	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Convertible Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Limited Partnerships	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Investment Company Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Exchange-Traded Funds	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Real Estate Investing	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

—REITs	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

—Foreign Real Estate Companies	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

—Specialized Ownership Vehicles	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Fixed Income Securities:

Investment Grade Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

High Yield Securities		✓	✓												✓

U.S. Government Securities	✓	✓	✓	✓	✓	*	✓	✓	✓	✓	*	✓	✓	*	✓

Agencies	✓	✓	✓	✓	✓	*	✓	✓	✓	✓	*	✓	✓	*	✓

Corporates	✓	✓	✓	✓	✓	*	✓	✓	✓	✓	*	✓	✓	*	✓

Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Cash Equivalents	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Mortgage Related Securities		✓		✓	✓		✓	✓		✓		✓			✓

Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

	Active International Allocation	Asian Equity	Emerging Markets	Global Advantage	Global Discovery	Global Franchise	Global Insight	Global Opportunity	Global Real Estate	International Advantage	International Equity	International Opportunity	International Real Estate	International Small Cap	Select Global Infrastructure
Municipals		✓													✓

Asset-Backed Securities		✓													✓

Loan Participations and Assignments		✓	✓												✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	✓	✓	✓	✓	✓		✓	✓	✓	✓		✓	✓	✓	✓

Floaters

Inverse Floaters

Eurodollar and Yankee Dollar Obligations	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign Investment:

Foreign Equity Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign Government Fixed Income Securities	✓	✓	✓	✓	✓		✓	✓		✓		✓			✓

Foreign Corporate Fixed Income Securities	✓	✓	✓	✓	✓		✓	✓	✓	✓		✓	✓		✓

Emerging Market Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign Currency Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Brady Bonds	✓	✓	✓	✓	✓		✓	✓	✓	✓		✓	✓		✓

Investment Funds	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Other Securities and Investment Strategies:

Loans of Portfolio Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Non-Publicly Traded Securities, Private Placements and Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

	Active International Allocation	Asian Equity	Emerging Markets	Global Advantage	Global Discovery	Global Franchise	Global Insight	Global Opportunity	Global Real Estate	International Advantage	International Equity	International Opportunity	International Real Estate	International Small Cap	Select Global Infrastructure
When-Issued and Delayed Delivery Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Borrowing for Investment Purposes

Temporary Borrowing	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Reverse Repurchase Agreements

Short Sales

Derivatives:

Forwards	✓	✓	✓	✓	✓	✓	✓	✓		✓	✓	✓		✓	✓

Futures Contracts	✓	✓	✓	✓	✓		✓	✓		✓	✓	✓		✓

Options	✓			✓	✓		✓	✓		✓	✓	✓		✓

Swaps	✓	✓	✓	✓	✓		✓	✓		✓	✓	✓		✓

Contracts for Difference	✓	✓	✓	✓	✓		✓	✓		✓	✓	✓		✓

Structured Investments				✓	✓		✓	✓		✓		✓

Combined Transactions	✓	✓	✓	✓	✓		✓	✓		✓	✓	✓			✓

* See Money Market Instruments and Temporary Investments.

U.S. EQUITY PORTFOLIOS

	Advantage	Focus Growth	Growth	Insight	Opportunity	Small Company Growth	U.S. Real Estate
Equity Securities:

Common Stocks	✓	✓	✓	✓	✓	✓	✓

Depositary Receipts	✓	✓	✓	✓	✓	✓	✓

Preferred Stocks	✓	✓	✓	✓	✓	✓	✓

Rights	✓	✓	✓	✓	✓	✓	✓

Warrants	✓	✓	✓	✓	✓	✓	✓

IPOs	✓	✓	✓	✓	✓	✓	✓

Convertible Securities	✓	✓	✓	✓	✓	✓	✓

Limited Partnerships	✓	✓	✓	✓	✓	✓	✓

	Advantage	Focus Growth	Growth	Insight	Opportunity	Small Company Growth	U.S. Real Estate
Investment Company Securities	✓	✓	✓	✓	✓	✓	✓

Exchange-Traded Funds	✓	✓	✓	✓	✓	✓	✓

Real Estate Investing	✓	✓	✓	✓	✓	✓	✓

—REITs	✓	✓	✓	✓	✓	✓	✓

—Foreign Real Estate Companies	✓	✓	✓	✓	✓	✓	✓

—Specialized Ownership Vehicles	✓	✓	✓	✓	✓	✓	✓

Fixed Income Securities:

Investment Grade Securities	✓	✓	✓	✓	✓	✓	✓

High Yield Securities

U.S. Government Securities	✓	✓	✓	✓	✓	✓	✓

Agencies	✓	✓	✓	✓	✓	✓	✓

Corporates	✓	✓	✓	✓	✓	✓	✓

Money Market Instruments	✓	✓	✓	✓	✓	✓	✓

Cash Equivalents	✓	✓	✓	✓	✓	✓	✓

Mortgage Related Securities	✓			✓	✓

Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓

Municipals

Asset-Backed Securities

Loan Participations and Assignments

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	✓	✓	✓	✓	✓	✓	✓

Floaters

Inverse Floaters

Eurodollar and Yankee Dollar Obligations	✓			✓	✓

Foreign Investment:

Foreign Equity Securities	✓	✓	✓	✓	✓	✓	✓

Foreign Government Fixed Income

Securities	✓			✓	✓		✓

Foreign Corporate Fixed Income

Securities	✓			✓	✓		✓

Emerging Market Securities		✓	✓	✓	✓	✓	✓

Foreign Currency Transactions	✓	✓	✓	✓	✓	✓	✓

Brady Bonds			✓			✓	✓

Investment Funds	✓	✓	✓	✓	✓	✓	✓

Other Securities and Investment Strategies:

Loans of Portfolio Securities	✓	✓	✓	✓	✓	✓	✓

Non-Publicly Traded Securities, Private Placements and Restricted Securities	✓	✓	✓	✓	✓	✓	✓

When-Issued and Delayed Delivery Securities	✓	✓	✓	✓	✓	✓	✓

Borrowing for Investment Purposes

	Advantage	Focus Growth	Growth	Insight	Opportunity	Small Company Growth	U.S. Real Estate
Temporary Borrowing	✓	✓	✓	✓	✓	✓	✓

Reverse Repurchase Agreements			✓

Short Sales

Derivatives:

Forwards	✓	✓	✓	✓	✓	✓

Futures Contracts	✓	✓	✓	✓	✓	✓

Options	✓	✓	✓	✓	✓	✓

Swaps	✓	✓	✓	✓	✓	✓

Contracts for Difference	✓	✓	✓	✓	✓	✓

Structured Investments	✓	✓	✓	✓	✓	✓

Combined Transactions	✓	✓	✓	✓	✓	✓

FIXED INCOME PORTFOLIO

Emerging Markets Domestic Debt
Emerging Markets

Common Stocks

Depositary Receipts	✓

Preferred Stocks	✓

Rights	✓

Warrants	✓

IPOs

Convertible Securities	✓

Limited Partnerships

Investment Company Securities	✓

Exchange-Traded Funds	✓

Real Estate Investing

—REITs

—Foreign Real Estate Companies

—Specialized Ownership Vehicles

Fixed Income Securities:

Investment Grade Securities	✓

High Yield Securities	✓

U.S. Government Securities	✓

Agencies	✓

Emerging Markets Domestic Debt
Corporates	✓

Money Market Instruments	✓

Cash Equivalents	✓

Mortgage Related Securities	✓

Repurchase Agreements	✓

Municipals	✓

Asset-Backed Securities	✓

Loan Participations and Assignments	✓

Temporary Investments	✓

Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	✓

Floaters	✓

Inverse Floaters	✓

Eurodollar and Yankee Dollar

Obligations	✓

Foreign Investment:

Foreign Equity Securities	✓

Foreign Government Fixed Income

Securities	✓

Foreign Corporate Fixed Income Securities	✓

Emerging Market Securities	✓

Foreign Currency Transactions	✓

Brady Bonds	✓

Investment Funds	✓

Other Securities and Investment Strategies:

Loans of Portfolio Securities	✓

Non-Publicly Traded Securities, Private Placements and Restricted

Securities	✓

When-Issued and Delayed Delivery Securities	✓

Borrowing for Investment Purposes	✓

Temporary Borrowing	✓

Reverse Repurchase Agreements	✓

Short Sales	✓

Derivatives:

Forwards	✓

Futures Contracts	✓

Options	✓

Swaps	✓

Contracts for Difference

Structured Investments	✓

Combined Transactions	✓

The first sentence of the first paragraph under the section of the Fund's SAI entitled "Account Policies and Features—Valuation of Shares" is hereby deleted and replaced with the following:

The net asset value per share of a class of shares of each Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less the total market value of all liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio.

***

The second, third, fourth and fifth paragraphs under the section of the Fund's SAI entitled "Account Policies and Features—Valuation of Shares" are hereby deleted and replaced with the following:

In the calculation of a Portfolio's net asset value: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; and (2) all other equity portfolio securities for which OTC market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. When market quotations are not readily available, including circumstances under which it is determined by the Adviser or Sub-Advisers that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Certain of a Portfolio's securities may be valued by an outside pricing service approved by the Board. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

Listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sale price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. If an exchange closing price or bid and asked prices are not available from the exchange, then the quotes from one or more brokers or dealers may be used. Unlisted options and swaps are valued by an outside pricing service approved by the Board or quotes from a broker or dealer. Unlisted options and swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, then at the last sale price on the exchange.

***

The following is hereby added as the sixth paragraph under the section of the Fund's SAI entitled "Account Policies and Features—Valuation of Shares:"

If the Adviser or Sub-Advisers determine that the valuation received from the outside pricing service or broker or dealer is not reflective of the security's market value, such security is valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Board.

***

The last two sentences of the penultimate paragraph under the section of the Fund's SAI entitled "Account Policies and Features—Valuation of Shares" are hereby deleted and replaced with the following:

Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board.

Please retain this supplement for future reference.